Organization of the Company and Significant Accounting Policies: Use of Estimates Policy (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Use of Estimates Policy

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ materially from those estimates.